Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property And Equipment
Leasehold improvements	Shorter of lease term or 3 years
Furniture and fixture	5 years
Computer equipment	3 years
Motor vehicle	10 years
Office equipment	5 years

Schedule of Disaggregated Information of Revenues

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Geographic locations
Sales of marine fuels
China	$12,246,493	$6,200,371
Hong Kong	4,848,622	2,452,932
India	2,195,527	681,609
Indonesia	3,736,430	2,914,180
Malaysia	34,809,981	18,520,199
Singapore	37,952,471	31,118,940
South Korea	5,129,136	2,740,362
Thailand	940,775	2,770,840
Vietnam	419,695	340,174
Spain	4,241,686	-
UAE	3,302,712	-
Others	4,795,284	6,453,367
Subtotal	$114,618,812	$74,192,974

Brokerage commissions
Singapore	$1,973	$-
Subtotal	$1,973	$-

Total	$114,620,785	$74,192,974